STOCK BASED COMPENSATION - Exercise price range (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Range of Exercise price
Outstanding Options	309,114
Exercisable Options	1,972
Exercise price $17.50
Range of Exercise price
Exercise Price, lower limit | $ / shares	$ 17.50
Outstanding Options	307,142
Exercisable Options	0
Exercise price $339.80
Range of Exercise price
Exercise Price, upper limit | $ / shares	$ 339.80
Outstanding Options	1,972
Exercisable Options	1,972